Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Estimated Useful Lives of Satellites and Other Property and Equipment

We depreciate satellites and other property and equipment on a straight-line basis over the following estimated useful lives:

Years
Buildings and improvements	10 - 40
Satellites and related costs	11 - 17
Ground segment equipment and software	4 - 15
Furniture and fixtures and computer hardware	4 - 12
Leasehold improvements (1)	2 - 12

(1)	Leasehold improvements are depreciated over the shorter of the useful life of the improvement or the remaining lease term.